Investments in Associates and Joint Ventures - Additional Information (Details) - GBP (£) £ in Millions			12 Months Ended
	Jun. 12, 2015	Jul. 30, 2004	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 25, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate			£ 688	£ 1,024
Reynolds American Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest acquired							57.80%
Deemed gain related to the investment in Reynolds					£ (601)
Dividends paid by the associate			477	£ 773
Percentage of interest in associate	42.00%	42.20%
Agrokor d.d.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Shares owned by related party in non-controlling interest				26.00%
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate			£ 204	£ 245
Percentage of interest in associate			29.71%	29.89%	30.06%	30.26%
Associates And Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest acquired							57.80%
Deemed gain related to the investment in Reynolds			£ 30,521
Dividends paid by the associate			688	£ 1,024
Associates And Joint Ventures | Reynolds American Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest acquired							57.80%
Deemed gain related to the investment in Reynolds			30,521
Gains on disposals of investment			£ 23,288
Associates And Joint Ventures | ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of interest in associate			29.71%	29.89%
Subsidiaries
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Gains (losses) on remeasuring available-for-sale financial assets, before tax			£ (27)		£ 14